Liabilities and assets under insurance contracts and reinsurance assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [abstract]
Schedule of liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets	The detail of Liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets (see note 2.j) is as follows:

EUR million
	2021			2020			2019
Technical provisions for:	Direct insurance and reinsurance assumed	Reinsurance ceded	Total (balance payable)	Direct insurance and reinsurance assumed	Reinsurance ceded	Total (balance payable)	Direct insurance and reinsurance assumed	Reinsurance ceded	Total (balance payable)
Unearned premiums and unexpired risks	56	(50)	6	51	(45)	6	59	(52)	7
Life insurance	209	(150)	59	189	(137)	52	206	(151)	55
Unearned premiums and risks	146	(130)	16	126	(122)	4	139	(132)	7
Mathematical provisions	63	(20)	43	63	(15)	48	67	(19)	48
Claims outstanding	451	(55)	396	561	(59)	502	399	(55)	344
Bonuses and rebates	20	(11)	9	23	(11)	12	22	(10)	12
Other technical provisions	34	(17)	17	86	(9)	77	53	(24)	29
	770	(283)	487	910	(261)	649	739	(292)	447